Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The provision for federal income taxes
for the years ended
December 31,
consists of:

(Dollar amounts in thousands)	2017	2016	2015

Current payable	$3,929	$1,998	$1,004
Deferred	293	(93)	558

Total provision	$4,222	$1,905	$1,562

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at
December 31,:

(Dollar amounts in thousands)	2017	2016

Deferred tax assets:
Allowance for loan and lease losses	$1,210	$2,243
Supplemental retirement plan	528	382
Investment security basis adjustment	18	66
Nonaccrual interest income	371	456
OREO adjustments	2	26
Accrued compensation	201	261
Other	86	82
Gross deferred tax assets	2,416	3,516

Deferred tax liabilities:
Premises and equipment	356	445
Net unrealized gain on securities	347	618
FHLB stock dividends	139	225
Intangibles	307	449
Mortgage servicing rights	71	103
Deferred origination fees, net	294	63
Acquisition fair value adjustments	250	1
Other	5	5
Gross deferred tax liabilities	1,769	1,909

Net deferred tax assets	$647	$1,607

No
valuation allowance was established at
December 31,
2017
and
2016,
in view of the Company’s ability to carry back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.

The reconciliation between the federal statutory rate and the Company
’s effective consolidated income tax rate for the years ended
December 31,
is as follows:

(Dollar amounts in thousands)	2017		2016		2015
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

Provision at statutory rate	$4,651	34.0%	$2,829	34.0%	$2,866	34.0%
Tax-exempt income	(1,045)	(7.6)%	(1,177)	(14.1)%	(1,347)	(15.9)%
Nondeductible interest expense	32	0.2%	32	0.4%	34	0.4%
Nondeductible merger-related expense	43	0.3%	186	2.2%	-	-%
Stock-based compensation	(50)	(0.4)%	-	-%	-	-%
Change in effective corporate tax rate	401	2.9%	-	-%	-	-%
Other	190	1.5%	35	0.4%	9	-%

Actual tax expense and effective rate	$4,222	30.9%	$1,905	22.9%	$1,562	18.5%

ASC
740
‐
10
prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not
that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more
‐
likely
‐
than
‐
not
recognition threshold is measured at the largest amount of benefit that is greater than
50
percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more
‐
likely
‐
than
‐
not
recognition threshold should be recognized in the
first
subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no
longer meet the more
‐
likely
‐
than
‐
not
recognition threshold should be derecognized in the
first
subsequent financial reporting period in which that threshold is no
longer met.

On
December 22,
201
7,
H.R.1,
commonly known as the Tax Cuts and Jobs Act (the “Act”), was signed into law. The Act includes many provisions that will affect our income tax expense, including reducing our federal tax rate from
34%
to
21%
effective
January 1, 2018.
As a result of the rate reduction, we are required to re-measure, through income tax expense in the period of enactment, our deferred tax assets and liabilities using the enacted rate at which we expect them to be recovered or settled. The re-measurement of our net deferred tax asset resulted in additional
2017
income tax expense of
$401,000.

Also on
December 22, 2017,
the U.S. Securities and Exchange Commission (“SEC”) released Staff Accounting Bulletin
No.
118
(“SAB
118”
) to address any uncertainty or diversity of
views in practice in accounting for the income tax effects of the Act in situations where a registrant does not
have the necessary information available, prepared, or analyzed in reasonable detail to complete this accounting in the reporting period that includes the enactment date. SAB
118
allows for a measurement period
not
to extend beyond
one
year from the Act’s enactment date to complete the necessary accounting.

We recorded provisional amounts of deferred income taxes using reasonable estimates in one
area where information necessary to complete the accounting was not
available,
prepared, or analyzed. Our deferred tax liability for temporary differences between the tax and financial reporting bases of fixed assets principally due to the accelerated depreciation under the Act which allows for full expensing of qualified property purchased and placed in service after
September 27, 2017.
We will complete and record the income tax effects of this provisional item during the period the necessary information becomes available. This measurement period will not
extend beyond
December 22, 2018.

A
t
December 31, 2017
and
December 31, 2016,
the Company had
no
ASC
740
-
10
unrecognized tax benefits. The Company does
not
expect the total amount of unrecognized tax benefits to significantly increase within the next
12
months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Bank are subject to U.S. federal income tax as well as an income tax in the state of Ohio, and the Bank is subject to a capital
‐
based franchise tax in the state of Ohio. The Company and the Bank are no
longer subject to examination by taxing authorities for years before
December 31, 2014.